Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) Agreement	Dec. 31, 2021 USD ($) Agreement	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Noon buying rate	6.3726				6.3726
Restricted cash			¥ 5,715,000
Goodwill impairment provision	¥ 0		0	¥ 0
Number of agreements | Agreement	2	2
Sales allowances for sales returns, rebates, incentives and price protection	¥ 8,146,000		6,605,000	5,591,000
Contract liability	11,722,000
Contract asset	0		0
Advances from customers	20,680,000		6,228,000		$ 3,245,000
Revenue recognized from performance obligations satisfied	0		0	0
Advertising and marketing promotion expenses	2,369,769,000		2,215,074,000	879,632,000
Employee social security and welfare benefits	93,296,000		41,719,000	21,495,000
Share-based compensation expenses	232,431,000
Interest and penalties associated with uncertain tax positions	0		0	0
Mezzanine Equity | Minimum
Significant Accounting Policies [Line Items]
Preferred hares implied pre-money valuation amount | $		$ 5,000,000,000
Statutory Surplus Fund
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	1,301,000		729,000	19,322,000
Other Reserve Funds
Significant Accounting Policies [Line Items]
Profit appropriation to statutory surplus fund	¥ 0		¥ 0	¥ 0
ASU 2016-02
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, early adoption [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
Subsidiary
Significant Accounting Policies [Line Items]
Ordinary shares, voting rights	more than one half	more than one half